Filed Pursuant to Rule 497(e)
Registration No.: 333-11283

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated June 29, 2016

to the Portfolios’ Prospectus dated February 29, 2016,

as supplemented and amended to date

Effective July 1, 2016, the name of the Focused Balanced Strategy Portfolio is changed to “SunAmerica Active Allocation Portfolio,” and the name of the Focused Multi-Asset Strategy Portfolio is changed to “SunAmerica Multi-Asset Allocation Portfolio.” All references in the Prospectus to the Portfolios’ names are changed accordingly.

On page 3 of the Prospectus, under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the chart reflecting the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds) with respect to “Domestic Equity Securities” is hereby amended to read as follows:

Domestic Equity Securities 25%-75%

On page 14 of the Prospectus, in the third paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the second sentence is hereby deleted in its entirety and replaced with the following:

“In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes or investment styles – i.e., six “domestic equity” asset classes or investment styles, as further described below, and approximately 10% each in the foreign equity, fixed income, commodity strategy and global strategies asset classes.”

On page 14 of the Prospectus, under the heading “PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO,” the chart reflecting the projected asset allocation ranges under normal market conditions for the Portfolio (as invested through the Underlying Funds) with respect to “Domestic Equity Securities” and “Fixed Income Securities” is hereby amended to read as follows:

Domestic Equity Securities 50%

Fixed Income Securities 20%

On page 39 of the Prospectus, under the heading “More Information About the Portfolios,” in the subsection “What risks may affect the Portfolios (directly or by investing in the Underlying Funds)?,” the following non-principal risk is hereby added for each Portfolio:

•	Loan settlement risk

On page 48 of the Prospectus, under the heading “More Information About the Portfolios,” in the subsection “Glossary – Risk Terminology,” the following is hereby added following “IPO risk:”:

“Loan settlement risk: Transactions in Loans may settle on a delayed basis, resulting in the proceeds from the sale of a Loan not being available to make additional investments or to meet a Portfolio’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118AAS_2-16

Filed Pursuant to Rule 497(e)
Registration No.: 333-11283

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated June 29, 2016

to the Portfolios’ Statement of Additional Information (“SAI”)

dated February 29, 2016, as supplemented and amended to date

Effective July 1, 2016, the name of the Focused Balanced Strategy Portfolio is changed to “SunAmerica Active Allocation Portfolio,” and the name of the Focused Multi-Asset Strategy Portfolio is changed to “SunAmerica Multi-Asset Allocation Portfolio.” All references in the SAI to the Portfolios’ names are changed accordingly.

On page 3 of the SAI, under the heading “INVESTMENT OBJECTIVES AND POLICIES,” the paragraph captioned “Domestic Equity Securities.” is hereby deleted in its entirety and replaced with the following:

“Domestic Equity Securities. Each of the Portfolios may invest in Underlying Funds that invest primarily in equity securities (“Underlying Equity Funds”). Under normal market conditions, the SunAmerica Active Allocation Portfolio expects to allocate between 25% to 75% of its assets in Underlying Equity Funds and the SunAmerica Multi-Asset Allocation Portfolio expects to allocate approximately 50% of its assets in Underlying Equity Funds.”

On page 5 of the SAI, under the heading “INVESTMENT OBJECTIVES AND POLICIES,” the third sentence in the paragraph captioned “Bonds and Other Fixed Income Securities.” is hereby deleted in its entirety and replaced with the following:

“Under normal market conditions, the SunAmerica Active Allocation Portfolio expects to allocate between 25% to 50% of its assets to Underlying Fixed Income Funds and the SunAmerica Multi-Asset Allocation Portfolio expects to allocate approximately 20% of its assets to Underlying Fixed Income Funds.”

On pages 8 and 9 of the SAI, under the heading “INVESTMENT OBJECTIVES AND POLICIES,” the three paragraphs under the caption “Senior Floating Rate Loans.” are hereby deleted in their entirety and replaced with the following:

“Senior Floating Rate Loans. Senior floating rate loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of senior floating rate loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior floating rate loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior floating rate loans are negotiated between a Borrower and one or more financial institution lenders (the “Lenders”) represented by one or more Lenders acting as an agent of all Lenders. The SunAmerica Senior Floating Rate Fund, Inc. (the “Floating Rate Fund”), the SunAmerica Flexible Credit Fund (the “Flexible Credit Fund”) or the SunAmerica Strategic Bond Fund (the “Strategic Bond Fund”) may invest in senior floating rate loans directly or by purchasing Assignments or Participations.

The Portfolios that invest in the Floating Rate Fund, the Flexible Credit Fund or the Strategic Bond Fund are subject to the risks of investing in senior secured floating rate loans and other institutionally traded secured senior floating rate debt obligations (“Loans”). Loans in which the Floating Rate Fund, the Flexible Credit Fund or the Strategic Bond Fund will invest are primarily highly-leveraged Loans made in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing. Such loans are subject to a greater credit risk than other Loans in which the Floating Rate Fund, the Flexible Credit Fund or the Strategic Bond Fund may invest. The Floating Rate Fund or the Flexible Credit Fund may invest all, or substantially all, of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Such Borrowers are more likely to default on their payments of interest and principal owed to the Floating Rate Fund or the Flexible Credit Fund than issuers of investment grade bonds, and such defaults could reduce each Fund’s net asset value (“NAV”) and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a Loan may decline in value or become illiquid, which would adversely affect the Loan’s value. No active trading market for some loans or adverse market conditions for some actively traded loans may impair the ability of the Funds to realize full value in the event of the need to liquidate such assets. Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause a Fund’s NAV per share to fall.

In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a Borrower or an arranger, lenders and purchasers of interests in Loans, such as the Floating Rate Fund, the Flexible Credit Fund or the Strategic Bond Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the Loan agreement itself, and common-law fraud protections under applicable state law.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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